Risk management - Leverage ratio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk management
Loans and borrowings (Note 17)	$ 95,060,928	$ 46,731,754
Cash and cash equivalents (Note 6)	(14,549,906)	(5,082,308)	$ (7,075,758)	$ (6,311,744)
Other financial assets (Note 9)	(2,934,734)	(3,071,659)
Net financial debt	77,576,288	38,577,787
Equity	$ 90,583,772	$ 53,499,363	$ 58,231,628	$ 57,107,780
Leverage (1)	46.13%	41.90%